Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

9. Inventories

An analysis of inventories as of December 31, 2024 and 2023 is as follows:

	2024		2023
Spare parts and accessories of flight equipment	US$	16,633	US$	16,117
	US$	16,633	US$	16,117

The inventory items are consumed during or used mainly in delivery of in-flight services and for maintenance services by the Company and are valued at the lower of cost or replacement value. The Company recognizes the necessary estimates for decreases in the value of its inventories due to impairment, obsolescence, slow movement and causes that indicate that the use or realization of the aircraft spare parts and flight equipment accessories that are part of the inventory will be less than recorded value.

For the years ended December 31, 2024, 2023 and 2022, the Company did not record any impairment loss in the value of its inventories.

During the years ended as of December 31, 2024, 2023 and 2022, the amount of consumption of inventories recorded as an operating expense as part of maintenance expense was US$24,009, US$20,928 and US$17,825, respectively.